Risk management - Retail Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Forborne assets	€ 13,461	€ 12,817
Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ 644
Belgium | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets, percentage	28.50%	28.20%
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,729	€ 5,640
Of which: non-performing | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ 27
Of which: non-performing | Netherlands | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets, percentage	28.30%	22.50%
Of which: non-performing | Belgium | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets, percentage	39.00%	39.40%
Of which: non-performing | Germany | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets, percentage	17.30%	20.00%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,551	€ 6,883
Percentage of forborne assets	1.40%	1.30%
Increase (decrease) of forborne assets	€ 600
Retail Banking | Forborne
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	667
Retail Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	2,136	€ 1,548
Retail Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	2,153	1,942
Retail Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	1,304	1,379
Retail Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	793	777
Retail Banking | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	92	159
Retail Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	104	122
Retail Banking | Türkiye
Disclosure of credit risk exposure [line items]
Forborne assets	22	13
Retail Banking | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	216	173
Retail Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	91	102
Retail Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	5	22
Retail Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	1	1
Retail Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	635	646
Retail Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Performing Exposure
Disclosure of credit risk exposure [line items]
Forborne assets	4,538	3,987
Retail Banking | Performing Exposure | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	1,711	1,134
Retail Banking | Performing Exposure | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	978	800
Retail Banking | Performing Exposure | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	965	1,052
Retail Banking | Performing Exposure | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	361	403
Retail Banking | Performing Exposure | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	55	127
Retail Banking | Performing Exposure | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	33	43
Retail Banking | Performing Exposure | Türkiye
Disclosure of credit risk exposure [line items]
Forborne assets	16	9
Retail Banking | Performing Exposure | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	106	72
Retail Banking | Performing Exposure | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	32	50
Retail Banking | Performing Exposure | America
Disclosure of credit risk exposure [line items]
Forborne assets		17
Retail Banking | Performing Exposure | Asia
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Performing Exposure | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	279	279
Retail Banking | Performing Exposure | Africa
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Non-performing exposure
Disclosure of credit risk exposure [line items]
Forborne assets	3,013	2,897
Retail Banking | Non-performing exposure | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	424	414
Retail Banking | Non-performing exposure | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	1,175	1,142
Retail Banking | Non-performing exposure | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	338	327
Retail Banking | Non-performing exposure | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	432	374
Retail Banking | Non-performing exposure | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	37	31
Retail Banking | Non-performing exposure | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	70	79
Retail Banking | Non-performing exposure | Türkiye
Disclosure of credit risk exposure [line items]
Forborne assets	6	4
Retail Banking | Non-performing exposure | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	110	101
Retail Banking | Non-performing exposure | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	59	52
Retail Banking | Non-performing exposure | America
Disclosure of credit risk exposure [line items]
Forborne assets	5	6
Retail Banking | Non-performing exposure | Asia
Disclosure of credit risk exposure [line items]
Forborne assets		1
Retail Banking | Non-performing exposure | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	357	367
Retail Banking | Non-performing exposure | Africa
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 3,013	€ 2,897